Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	Global Gold Royalty Inc.
Entity Central Index Key	0001828613
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity File Number	333-251389
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2834915
Entity Address Address Line 1	Global Gold Royalty Inc
Entity Address Address Line 2	701 N. Green Valley Parkway, Ste 200
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89074
City Area Code	702
Local Phone Number	354-8751